Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 17,060,753	$ 25,888,436	$ 21,474,151
Cost and expenses
Cost of revenue (exclusive of depreciation and amortization shown separately below)	15,709,673	23,625,317	19,558,807
Compensation and employee benefits	5,963,713	4,963,306	3,712,325
General and administrative	3,163,639	3,560,615	2,618,126
Sales and marketing	80,328	557,471	91,657
Depreciation and amortization	404,598	243,334	302,100
Total cost and expenses	25,321,951	32,950,043	26,283,015
Operating loss	(8,261,198)	(7,061,607)	(4,808,864)
Other expenses
Interest expense, net	(807,939)	(907,013)	(1,136,096)
Gain from extinguishment of debt			115,725
Loss on initial issuance of private warrants			(2,829,065)
Other expense, net	(498,917)
Change in fair value of warrant liabilities		(128,051)	497,759
Change in fair value of convertible note	345,396
Loss before provision for income taxes	(9,222,658)	(8,096,671)	(8,160,541)
Income tax expense	104,948	90,511	40,264
Net loss	$ (9,327,606)	$ (8,187,182)	$ (8,200,805)
Net loss per share attributable to ordinary shareholders, Basic	$ (7.79)	$ (20.96)	$ (105.35)
Net loss per share attributable to ordinary shareholders, Diluted	$ (7.79)	$ (20.96)	$ (105.35)
Weighted average number of ordinary shares, Basic	1,196,668	390,563	77,844
Weighted average number of ordinary shares, Diluted	1,196,668	390,563	77,844
Other comprehensive gain net of tax
Foreign currency translation	$ 452,917	$ 88,881	$ (50,540)
Comprehensive loss	$ (8,874,689)	$ (8,098,301)	$ (8,251,345)